Financial Risks - Summary of Unrealized Gains and Losses on Share Positions (Detail) - Share [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unrealized gains and losses on share positions [line items]
Cost basis	€ 386	€ 596
Carrying value	434	786
Net unrealized gains / (losses)	49	190
Carrying value of securities with gross unrealized gains	401	722
Gross unrealized gains	62	202
Carrying value of securities with gross unrealized losses	34	64
Gross unrealized losses	€ (13)	€ (13)